Income Tax - Summary of Effective Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Canadian statutory rate	36.50%	35.60%